9 CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
Notes
9 CAPITAL STOCK

9         CAPITAL STOCK

Authorized

Unlimited common shares, without par value

Unlimited preferred shares, without par value, issuable in series:

Unlimited Series 1 voting preferred shares, without par value, redeemable at C$0.0001 per share

Share issuances

On May 5, 2017, the Company announced a non-brokered private placement financing and closed a first tranche comprised of 14,165,000 common shares at a price of C$0.10 per share for gross proceeds of $1,043,509 (C$1,416,500). On June 23, 2017, the Company closed a second tranche comprised of 28,488,000 common shares at a price of C$0.10 per share for gross proceeds of $2,151,362 (C$2,848,800). On June 29, 2017, the Company closed a third and final tranche comprised of 2,347,000 common shares at a price of C$0.10 per share for gross proceeds of $180,205 (C$234,700). No commissions or finder's fees were paid in connection with the first, second or third tranches. The Company paid legal fees and filing fees of $19,927 (C$26,799) associated with the first, second and third tranches included in financing issue costs.

On February 28, 2018, the Company announced a non-brokered private placement financing and closed a first tranche comprised of 8,500,000 common shares at a price of C$0.10 per share for gross proceeds of $667,165 (C$850,000). On March 12, 2018, the Company closed a second tranche comprised of 8,000,000 common shares at a price of C$0.10 per share for gross proceeds of $623,520 (C$800,000). On March 21, 2018, the Company closed a third tranche comprised of 2,500,000 common shares at a price of C$0.10 per share for gross proceeds of $192,925 (C$250,000). On March 28, 2018, the Company closed a fourth tranche comprised of 6,000,000 common shares at a price of C$0.10 per share for gross proceeds of $465,060 (C$600,000). On April 18, 2018, the Company closed a fifth and final tranche comprised of 10,000,000 common shares at a price of C$0.10 per share for gross proceeds of $792,800 (C$1,000,000) and also closed an over-allotment to the fifth tranche comprised of 2,916,667 common shares at a price of C$0.12 per share for gross proceeds of $277,480 (C$350,000). Commissions of $37,411 (C$48,000), $27,904 (C$36,000) and $28,541 (C$36,000) were paid in connection with the second, fourth and fifth tranches. In addition, 480,000 and 360,000 Finder's Warrants were issued in connection with the second and fourth tranches and 222,000 and 115,000 Finder's Warrants were issued in connection with the fifth tranche and the over-allotment to the fifth tranche. The Finder’s Warrants issued for the second, fourth and fifth tranches entitles the holder to purchase one common share at an exercise price of C$0.10 for a period of 2 years and the Finder's Warrants issued for the over-allotment to the fifth tranche entitles the holder to purchase one common share at an exercise price of C$0.12 for a period of 2 years. The fair value of the Finder’s Warrants was estimated on the date of issuance using the Black-Scholes option pricing model with the following assumptions: 2 year expected life, volatility of 125%, risk-free rate of 1.35% and dividend rate of 0%. The Finder’s Warrants were valued at $25,038 (C$32,125), $22,160 (C$28,590), $16,978 (C$21,415) and $8,382 (C$10,573) respectively, with aggregate amount of $72,558 being deducted from common shares as a cost of financing and a corresponding addition to contributed surplus during the year ended December 31, 2018. Filing fees of $15,935 (C$20,100) were also paid in connection with the fifth tranche.

Stock options

On October 26, 2018, disinterested shareholders approved and the Company adopted an amended fixed number incentive stock option plan which was previously approved on June 16, 2017 (the “Option Plan”) which provides that a committee of the Board of Directors appointed in accordance with the Option Plan (the “Committee”) may from time to time, in its discretion, and in accordance with the TSX-V requirements, grant to directors, officers and consultants of the Company, non-transferable options to purchase common shares (“Options”), reserving 45,232,780 shares, being 20% of the Company’s issued and outstanding shares as at October 26, 2018. Such Options will be exercisable for a period of up to 10 years from the date of grant. Vesting terms are determined at the time of grant by the Committee.

In fiscal 2018, the Company recognized stock-based compensation expense of $257,313 corresponding to the vesting of stock options that were granted during the year ended December 31, 2018 and stock options that were granted during the year ended December 31, 2017. The options granted will be vested in current and future periods. In fiscal 2018, the Company granted 350,000 options with exercise price of C$0.065 on September 14, 2018 and 3,526,000 options with exercise price of C$0.10 on October 26, 2018. All options granted in fiscal 2018 have a five year expiry date from the date of grant. The options were valued at $13,541, and $150,082 respectively. The following assumptions were used for the Black-Scholes valuation of options granted in fiscal 2018 (Risk-free interest rate: 2.23% - 2.32%; expected life of option: 5.0 years; annualized volatility: 125%; dividend rate: 0.00%). All stock options have been granted in Canadian dollars.

In fiscal 2017, the Company recognized stock-based compensation expense of $560,093 corresponding to the vesting of stock options that were granted during the year ended December 31, 2017 and stock options that were granted during the year ended December 31, 2016. The options granted will be vested in current and future periods. In fiscal 2017, the Company granted 4,207,000 options on June 13, 2017, 1,739,000 options on June 16, 2017, 500,000 options on November 1, 2017. All options granted in fiscal 2017 have an exercise price of C$0.10 and have a five year expiry date from the date of grant. The options were valued at $262,471, $102,958, and $33,232 respectively. The following assumptions were used for the Black-Scholes valuation of options granted in fiscal 2017 (Risk-free interest rate: 1.13% -1.60%; expected life of option: 5.0 years; annualized volatility: 125%; dividend rate: 0.00%). All stock options have been granted in Canadian dollars.

In fiscal 2016, the Company recognized stock-based compensation expense of $1,117,642 corresponding to the vesting of stock options that were granted during the year ended December 31, 2016 and stock options that were granted during the year ended December 31, 2015. The options granted will be vested in current and future periods. In fiscal 2016, the Company granted 1,446,180 options on February 9, 2016, 2,100,000 options on February 11, 2016, 610,000 options on February 12, 2016, and 356,000 options on December 15, 2016. The options granted in February 2016 have an exercise price of C$0.38 and the options granted in December 2016 have an exercise price of C$0.15. All options granted in fiscal 2016 have a five year expiry date from the date of grant. The options were valued at $271,742, $459,851, $91,051, and $32,476 respectively. The following assumptions were used for the Black-Scholes valuation of options granted in fiscal 2016 (Risk-free interest rate: 0.37% - 0.47%; expected life of option: 5.0 years; annualized volatility: 125%; dividend rate: 0.00%). All stock options have been granted in Canadian dollars. Certain shares issued in connection with the acquisition of Hip Digital Media Inc. during fiscal 2016 resulted in an amount of $191,484 expensed to stock-based compensation with a corresponding amount being an addition to common shares. All stock options have been granted in Canadian dollars.

Stock option activity is presented below:	Number of	Weighted Average
	Options	Exercise Price C$

Outstanding, December 31, 2016	13,486,235	0.37
Exercised	(200,000)	0.10
Cancelled	(4,381,297)	0.54
Granted	6,446,000	0.10
Expired	(725,000)	0.19
Outstanding, December 31, 2017	14,625,938	0.27
Cancelled	(1,478,766)	0.18
Granted	3,876,000	0.10
Expired	(1,750,000)	0.11
Outstanding, December 31, 2018	15,273,172	0.25

The weighted average remaining life of the stock options outstanding is 2.95 years as at December 31, 2018. As at December 31, 2018, the following stock options are outstanding and exercisable:

Number of Options	Number of Options	Exercise Price	Expiry Date
Outstanding	Exercisable	C$
200,000	200,000	$0.11	10-Apr-2019
50,000	50,000	$0.19	11-Aug-2019
100,000	100,000	$0.25	10-Sep-2019
200,000	200,000	$0.34	06-Nov-2019
175,000	175,000	$0.33	26-Nov-2019
1,250,000	1,250,000	$0.55	29-Dec-2019
410,000	410,000	$0.68	09-Feb-2020
25,000	25,000	$0.65	26-Mar-2020
100,000	100,000	$0.68	08-Jun-2020
814,258	814,258	$0.41	09-Jul-2020
445,000	445,000	$0.41	13-Aug-2020
85,000	85,000	$0.41	15-Sep-2020
200,000	200,000	$0.44	05-Oct-2020
200,000	200,000	$0.47	14-Oct-2020
400,000	400,000	$0.46	19-Oct-2020
0	0	$0.45	22-Oct-2020
60,000	60,000	$0.42	10-Nov-2020
2,080,580	1,387,053	$0.38	09-Feb-2021 to 12-Feb-2021
71,667	47,778	$0.15	15-Dec-2021
4,030,667	-1,343,555	$0.10	13-Jun-2022 to 16-Jun-2022
500,000	166,667	$0.10	01-Nov-2022
350,000	-	$0.065	14-Sep-2023
3,526,000	-	$0.10	26-Oct-2023
15,273,172	7,659,311

Warrants

	Equity Classification		Liability Classification
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding, December 31, 2015	25,408,646	0.37	258,000	C$0.15
Exercised – Financing warrants	-	-	(158,000)	C$0.15
Expired – Financing warrants	-	-	(100,000)	C$0.15
Outstanding, December 31, 2016	25,408,646	0.37	-	-

Expired – Financing warrants	(11,492,158)	0.63	-	-
Expired – Financing warrants	(7,727,800)	0.20	-	-

Outstanding, December 31, 2017	6,188,688	0.13	-	-
Expired – Financing warrants	(6,188,688)	0.13	-	-
Outstanding, December 31, 2018	-	-	-	-

Finder’s Warrants	Number of Shares	Average Exercise Price C$
Outstanding, December 31, 2016 and 2017	-	-

Issued	1,177,000	0.10

Outstanding, December 31, 2018	1,177,000	-

Each Finder’s Warrant entitles the holder to purchase one common share at the applicable exercise price for a period of 2 years from the date of issuance.

The following assumptions were used for the Black-Scholes valuation of the Finder’s Warrants issued during the period ended December 31, 2018:

Risk-free interest rate	1.35%
Expected life of warrants	2.0 years
Annualized volatility	125%
Dividend rate	0.00%

As at December 31, 2018 the following Finder’s Warrants are outstanding:

Number of Common Shares Issuable	Weighted Average Exercise Price C$	Expiry Date
480,000	0.10	12-Mar-20
360,000	0.10	28-Mar-20
222,000	0.10	18-Apr-20
115,000	0.12	18-Apr-20
1,177,000	0.10